Financial Assets/Liabilities at Fair Value through Profit or Loss - Financial Liabilities at Fair Value through Profit and Loss (Detail) - Deutsche Bank AG - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Trading liabilities:
Trading securities	€ 41,142	€ 41,864
Other trading liabilities	1,738	1,635
Total trading liabilities	42,879	43,498
Negative market values from derivative financial instruments	225,827	276,410
Total financial liabilities classified as held for trading	268,706	319,908
Financial liabilities designated at fair value through profit or loss:
Securities sold under repurchase agreements	86,177	69,121
Loan commitments	2	6
Long-term debt	27,299	22,203
Other financial liabilities designated at fair value through profit or loss	1,577	717
Total financial liabilities designated at fair value through profit or loss	115,055	92,047
Investment contract liabilities	469	454
Total financial liabilities at fair value through profit or loss	€ 384,230	€ 412,409